THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%
	Shares	Value

ARGENTINA — 0.0%

YPF ADR *	69,225	$1,392,807

BRAZIL — 8.5%

Banco BTG Pactual	51,349,252	284,829,363

Banco do Brasil	34,843,770	167,053,371

Centrais Eletricas Brasileiras	29,926,549	193,316,094

Cia Paranaense de Energia - Copel	24,712,700	36,839,139

MercadoLibre *	145,536	239,173,862

Petroleo Brasileiro ADR	48,959,217	709,419,054

Vale	9,200,900	103,249,124

Vale ADR, Cl B	15,048,234	168,088,774

		1,901,968,781

CHINA — 10.0%

China Construction Bank, Cl H	299,305,000	221,199,100

China Shenhua Energy, Cl H	69,983,302	322,245,524

KE Holdings ADR	6,799,796	96,217,114

PDD Holdings ADR *	3,357,713	446,407,943

PetroChina, Cl H	464,066,202	469,570,279

PICC Property & Casualty, Cl H	40,667,464	50,525,706

Tencent Holdings	9,318,300	444,467,418

Zijin Mining Group, Cl A	65,231,198	157,735,241

Zijin Mining Group, Cl H	8,316,000	17,553,562

		2,225,921,887

COLOMBIA — 0.3%

Ecopetrol ADR	5,651,082	63,235,608

FRANCE — 2.6%

TotalEnergies	8,684,231	580,127,665

GREECE — 0.1%

National Bank of Greece *	2,965,483	24,739,639

HONG KONG — 0.5%

AIA Group	17,540,000	119,069,088

INDIA — 32.7%

Adani Energy Solutions *	20,705,583	247,647,588

Adani Enterprises	16,579,117	631,681,506

Adani Green Energy *	25,268,107	542,042,750

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Adani Ports & Special Economic Zone	31,633,616	$560,727,301

Adani Power *	66,531,026	573,337,674

Ambuja Cements	33,341,915	267,994,826

Bharti Airtel	17,438,276	301,984,619

GMR Airports Infrastructure *	107,474,335	124,464,656

ICICI Bank	28,587,198	411,251,119

IDFC First Bank *	166,149,628	163,703,834

ITC	222,636,406	1,134,441,120

JSW Energy	22,851,956	201,286,304

JSW Steel	17,377,174	194,115,876

Macrotech Developers	12,121,232	218,556,479

Max Healthcare Institute	6,549,464	73,881,017

NTPC	58,543,394	265,626,060

Patanjali Foods	7,846,553	149,746,718

State Bank of India	55,064,984	560,604,625

Sun Pharmaceutical Industries	19,759,279	360,376,549

Vodafone Idea *	1,515,654,495	325,169,347

		7,308,639,968

INDONESIA — 3.4%

Bank Central Asia	666,526,530	403,986,309

Bank Mandiri Persero	939,628,374	352,898,596

		756,884,905

KAZAKHSTAN — 0.6%

Kaspi.KZ JSC ADR	1,117,241	144,135,261

NETHERLANDS — 3.7%

ASML Holding	791,492	817,916,067

RUSSIA — 0.0%

Gazprom PJSC * (A)	30,141,513	3,495

GMK Norilskiy Nickel PAO (A)	1,555,600	180

LUKOIL PJSC (A)	2,087,971	242

Polyus PJSC * (A)	426,420	49

Rosneft Oil PJSC (A)	23,574,787	2,733

Severstal PAO (A)	772,406	90

Solidcore Resources PLC * (A)	939,651	109

		6,898

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SAUDI ARABIA — 3.0%

Al Rajhi Bank	7,316,090	$159,468,724

Bupa Arabia for Cooperative Insurance	1,916,424	131,573,584

Co for Cooperative Insurance	1,264,477	48,726,551

Saudi Arabian Oil	43,787,649	322,680,448

		662,449,307

SOUTH KOREA — 2.7%

Kia	1,221,862	114,774,251

Samsung Electronics	8,161,723	483,240,410

		598,014,661

TAIWAN — 13.2%

Hon Hai Precision Industry	58,983,000	389,080,714

Quanta Computer	20,221,000	194,471,649

Taiwan Semiconductor Manufacturing	41,065,282	1,222,787,553

Taiwan Semiconductor Manufacturing ADR	6,010,134	1,044,621,391

Wiwynn	1,239,000	101,017,370

		2,951,978,677

UNITED ARAB EMIRATES — 1.5%

ADNOC Logistics & Services	8,654,612	9,872,808

International Holding PJSC *	2,924,334	324,837,537

		334,710,345

UNITED KINGDOM — 0.7%

HSBC Holdings	19,326,400	169,069,488

UNITED STATES — 11.9%

Consumer Staples — 1.9%

Colgate-Palmolive	4,439,770	430,835,281

Information Technology — 10.0%

Broadcom	621,447	997,751,802

NVIDIA	9,044,550	1,117,363,707

QUALCOMM	562,086	111,956,289

		2,227,071,798

TOTAL UNITED STATES		2,657,907,079

Total Common Stock (Cost $16,377,458,148)		21,318,168,131

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2024 (Unaudited)

PREFERRED STOCK — 3.4%

	Shares	Value

BRAZIL — 3.4%

Itau Unibanco Holding (B)	48,505,219	$282,414,781

Petroleo Brasileiro (B)	68,429,609	468,767,677

Total Preferred Stock (Cost $614,996,737)		751,182,458

Total Investments— 98.8% (Cost $16,992,454,885)		$22,069,350,589

Percentages are based on Net Assets of $22,347,760,842.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value

AUSTRALIA — 1.7%

Glencore PLC	8,794,657	$50,150,045

BRAZIL — 1.0%

Petroleo Brasileiro ADR	2,150,562	31,161,643

CANADA — 1.1%

Enbridge	947,347	33,695,603

DENMARK — 7.2%

Novo Nordisk, Cl B	1,461,759	211,253,607

Novo Nordisk ADR	10,182	1,453,379

		212,706,986

FRANCE — 3.0%

TotalEnergies	1,319,665	88,156,818

INDIA — 7.2%

Adani Enterprises	1,230,996	46,902,221

Adani Green Energy *	1,923,320	41,258,400

Adani Power *	7,591,819	65,423,248

ICICI Bank	254,272	3,657,919

ICICI Bank ADR	1,925,189	55,464,695

		212,706,483

NETHERLANDS — 2.3%

ASML Holding	64,843	67,007,792

RUSSIA — 0.0%

LUKOIL PJSC (A)	57,094	7

TAIWAN — 1.2%

Taiwan Semiconductor Manufacturing ADR	198,275	34,462,178

UNITED ARAB EMIRATES — 0.8%

International Holding PJSC *	226,316	25,139,376

UNITED KINGDOM — 1.5%

AstraZeneca	278,435	43,489,190

UNITED STATES — 70.0%

Communication Services — 12.6%

Alphabet, Cl C	416,403	76,376,638

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)

Meta Platforms, Cl A	476,588	$240,305,202

Netflix *	83,733	56,509,727

		373,191,567

Consumer Discretionary — 4.1%

Amazon.com *	631,051	121,950,606

Consumer Staples — 9.4%

Coca-Cola	1,294,190	82,375,193

Philip Morris International	985,957	99,907,023

Procter & Gamble	174,512	28,780,519

Walmart	1,010,538	68,423,528

		279,486,263

Financials — 3.4%

JPMorgan Chase	95,852	19,387,026

Visa, Cl A	311,952	81,878,041

		101,265,067

Health Care — 7.0%

Eli Lilly	229,131	207,450,625

Information Technology — 27.7%

Apple	601,449	126,677,188

AppLovin, Cl A *	824,707	68,632,117

Broadcom	67,273	108,008,820

Microsoft	279,234	124,803,636

NVIDIA	2,127,247	262,800,094

QUALCOMM	320,781	63,893,160

Synopsys *	108,975	64,846,663

		819,661,678

Utilities — 5.8%

American Electric Power	638,625	56,032,958

NextEra Energy	812,684	57,546,154

Southern	759,718	58,931,325

		172,510,437

TOTAL UNITED STATES		2,075,516,243

Total Common Stock (Cost $2,165,552,972)		2,874,192,364

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2024 (Unaudited)

PREFERRED STOCK — 1.5%

	Shares	Value

BRAZIL — 1.5%

Petroleo Brasileiro (B) Cost (34,986,902)	6,518,833	$44,656,374

Total Investments— 98.5% (Cost $2,200,539,874)		$2,918,848,738

Percentages are based on Net Assets of $2,964,381,338.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-003-1100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value

DENMARK — 4.8%

Novo Nordisk ADR	958,434	$136,806,869

UNITED KINGDOM — 2.1%

Shell ADR	807,658	58,296,754

UNITED STATES — 88.8%

Communication Services — 15.0%

Alphabet, Cl C	453,821	83,239,848

Meta Platforms, Cl A	505,247	254,755,642

Netflix *	124,077	83,737,086

		421,732,576

Consumer Discretionary — 4.7%

Amazon.com *	688,979	133,145,192

Consumer Staples — 13.4%

Coca-Cola	2,026,708	128,999,964

Philip Morris International	1,197,006	121,292,618

Procter & Gamble	238,753	39,375,145

Walmart	1,299,758	88,006,614

		377,674,341

Financials — 3.0%

Visa, Cl A	320,555	84,136,071

Health Care — 8.0%

Eli Lilly	249,481	225,875,108

Information Technology — 37.0%

Apple	929,248	195,718,214

AppLovin, Cl A *	1,024,212	85,234,923

Broadcom	93,530	150,165,221

Microsoft	343,011	153,308,766

NVIDIA	2,034,930	251,395,252

QUALCOMM	502,650	100,117,827

Synopsys *	181,837	108,203,925

		1,044,144,128

Utilities — 7.7%

American Electric Power	562,689	49,370,333

Duke Energy	611,392	61,279,820

NextEra Energy	820,907	58,128,425

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Utilities (continued)

Southern	638,167	$49,502,614

		218,281,192

TOTAL UNITED STATES		2,504,988,608

Total Common Stock (Cost $2,094,375,657)		2,700,092,231

Total Investments— 95.7% (Cost $2,094,375,657)		$2,700,092,231

Percentages are based on Net Assets of $2,821,426,220.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-002-1200

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value

AUSTRALIA — 3.2%

Glencore PLC	716,389	$4,085,087

BRAZIL — 6.5%

Itau Unibanco Holding ADR	386,141	2,255,063

Petroleo Brasileiro ADR	409,100	5,927,859

		8,182,922

CANADA — 4.1%

Canadian Natural Resources	29,354	1,045,002

Enbridge	49,822	1,772,088

Fortis	16,880	655,907

Manulife Financial	62,191	1,655,730

		5,128,727

CHINA — 3.5%

China Construction Bank, Cl H	1,618,000	1,195,771

China Shenhua Energy, Cl H	636,449	2,930,597

PICC Property & Casualty, Cl H	212,000	263,391

		4,389,759

DENMARK — 5.1%

Novo Nordisk ADR	45,328	6,470,119

FRANCE — 5.6%

Stellantis	58,000	1,148,500

TotalEnergies	88,494	5,911,614

		7,060,114

GERMANY — 0.9%

Commerzbank	73,047	1,110,521

HONG KONG — 0.1%

AIA Group	23,400	158,849

INDIA — 9.7%

Adani Ports & Special Economic Zone	291,796	5,172,282

Coal India	68,440	388,336

ITC	478,495	2,438,166

NTPC	573,920	2,604,019

State Bank of India	170,133	1,732,087

		12,334,890

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY — 2.3%

Eni	58,165	$894,808

Eni ADR	66,883	2,059,327

		2,954,135

RUSSIA — 0.0%

Gazprom PJSC * (A)	177,982	21

GMK Norilskiy Nickel PAO (A)	151,100	17

Polyus PJSC * (A)	1,565	—

Rosneft Oil PJSC (A)	134,799	16

		54

SOUTH KOREA — 1.8%

Samsung Electronics	38,528	2,281,171

SWITZERLAND — 1.6%

Novartis	18,835	2,015,760

TAIWAN — 6.1%

Taiwan Semiconductor Manufacturing	195,932	5,834,204

Taiwan Semiconductor Manufacturing ADR	11,026	1,916,429

		7,750,633

UNITED KINGDOM — 10.4%

AstraZeneca ADR	87,701	6,839,801

HSBC Holdings	438,397	3,790,005

Unilever ADR	44,955	2,472,075

		13,101,881

UNITED STATES — 37.3%

Consumer Discretionary — 3.5%

Best Buy	52,578	4,431,800

Consumer Staples — 10.6%

Coca-Cola	51,122	3,253,915

Nestle	29,620	3,023,310

Philip Morris International	49,626	5,028,602

Procter & Gamble	12,979	2,140,497

		13,446,324

Financials — 3.1%

Goldman Sachs Group	2,434	1,100,947

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials (continued)

JPMorgan Chase	13,601	$2,750,938

		3,851,885

Health Care — 2.9%

Johnson & Johnson	17,285	2,526,376

Merck	9,000	1,114,200

		3,640,576

Information Technology — 9.1%

Broadcom	2,766	4,440,896

Microsoft	5,781	2,583,818

QUALCOMM	22,771	4,535,528

		11,560,242

Utilities — 8.1%

American Electric Power	34,128	2,994,391

CMS Energy	28,300	1,684,699

Duke Energy	29,228	2,929,522

NextEra Energy	37,594	2,662,031

		10,270,643

TOTAL UNITED STATES		47,201,470

Total Common Stock (Cost $107,503,543)		124,226,092

Total Investments— 98.2% (Cost $107,503,543)		$124,226,092

Percentages are based on Net Assets of $126,518,504.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-006-0700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value

AUSTRALIA — 3.2%

Glencore PLC	614,121	$3,501,921

Rio Tinto ADR	42,280	2,787,521

		6,289,442

BRAZIL — 5.6%

Banco do Brasil	253,600	1,215,849

Itau Unibanco Holding ADR	456,568	2,666,357

Petroleo Brasileiro ADR	494,080	7,159,219

		11,041,425

CANADA — 3.7%

Enbridge	140,269	4,989,142

Fortis	62,527	2,429,613

		7,418,755

CHINA — 7.1%

China Construction Bank, Cl H	5,423,000	4,007,827

China Shenhua Energy, Cl H	857,316	3,947,602

Industrial & Commercial Bank of China, Cl H	4,811,000	2,859,216

PetroChina, Cl H	2,898,000	2,932,372

PICC Property & Casualty, Cl H	313,548	389,555

		14,136,572

DENMARK — 5.6%

Novo Nordisk, Cl B	76,579	11,067,207

FRANCE — 3.9%

TotalEnergies	116,115	7,756,763

GERMANY — 2.8%

Deutsche Telekom	83,801	2,108,834

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,670	3,338,396

		5,447,230

HONG KONG — 0.3%

AIA Group	74,400	505,059

INDIA — 12.1%

Adani Ports & Special Economic Zone	519,941	9,216,307

Coal India	177,233	1,005,640

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

ITC	856,645	$4,365,024

NTPC	1,704,207	7,732,414

Power Grid Corp of India	421,849	1,674,243

		23,993,628

INDONESIA — 1.3%

Bank Mandiri Persero	6,953,816	2,611,662

ITALY — 3.4%

Enel	639,822	4,453,142

Eni	151,371	2,328,685

		6,781,827

JAPAN — 2.5%

Tokio Marine Holdings	135,147	5,045,118

RUSSIA — 0.0%

Gazprom PJSC * (A)	141,071	16

GMK Norilskiy Nickel PAO (A)	86,600	10

Polyus PJSC * (A)	1,135	—

Rosneft Oil PJSC (A)	98,129	12

		38

SOUTH KOREA — 1.7%

Samsung Electronics	57,350	3,395,587

SPAIN — 1.4%

CaixaBank	509,302	2,698,119

SWITZERLAND — 2.4%

Novartis	44,120	4,721,812

TAIWAN — 13.0%

CTBC Financial Holding	2,502,000	2,919,122

Hon Hai Precision Industry	617,000	4,070,034

MediaTek	89,000	3,840,760

Quanta Computer	258,000	2,481,266

Taiwan Semiconductor Manufacturing ADR	71,846	12,487,553

		25,798,735

UNITED KINGDOM — 11.6%

AstraZeneca	47,982	7,494,382

HSBC Holdings	847,200	7,411,399

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)

Standard Chartered	460,250	$4,191,380

Unilever	69,328	3,807,834

		22,904,995

UNITED STATES — 15.4%

Consumer Staples — 7.4%

Nestle	62,048	6,333,232

Philip Morris International	81,860	8,294,874

		14,628,106

Energy — 2.5%

Shell	136,750	4,923,762

Health Care — 1.1%

Roche Holding	7,503	2,083,239

Information Technology — 4.4%

Broadcom	2,775	4,455,346

QUALCOMM	21,555	4,293,325

		8,748,671

TOTAL UNITED STATES		30,383,778

Total Common Stock (Cost $158,039,036)		191,997,752

PREFERRED STOCK — 2.1%

BRAZIL — 2.1%

Petroleo Brasileiro (B) Cost (4,503,495)	606,324	4,153,540

Total Investments— 99.1% (Cost $162,542,531)		$196,151,292

Percentages are based on Net Assets of $197,865,506.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-005-0700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value

AUSTRALIA — 2.3%

Glencore PLC	669,715	$3,818,937

CANADA — 5.0%

Canadian Natural Resources	146,218	5,205,361

Enbridge	84,009	2,989,880

		8,195,241

UNITED KINGDOM — 4.7%

AstraZeneca ADR	61,816	4,821,030

HSBC Holdings ADR	68,980	3,000,630

		7,821,660

UNITED STATES — 86.7%

Communication Services — 4.3%

Meta Platforms, Cl A	14,009	7,063,618

Consumer Discretionary — 2.0%

Best Buy	39,029	3,289,754

Consumer Staples — 14.1%

Coca-Cola	78,668	5,007,218

Philip Morris International	93,566	9,481,043

Procter & Gamble	27,621	4,555,255

Walmart	63,914	4,327,617

		23,371,133

Energy — 9.6%

Chevron	28,507	4,459,065

Exxon Mobil	44,458	5,118,005

ONEOK	78,450	6,397,597

		15,974,667

Financials — 14.2%

American International Group	53,965	4,006,362

Citigroup	73,055	4,636,070

CME Group, Cl A	26,248	5,160,357

Goldman Sachs Group	10,782	4,876,914

JPMorgan Chase	24,327	4,920,379

		23,600,082

Health Care — 10.1%

Eli Lilly	9,866	8,932,479

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Johnson & Johnson	22,612	$3,304,970

Merck	35,976	4,453,829

		16,691,278

Industrials — 0.8%

Automatic Data Processing	5,712	1,363,397

Information Technology — 17.2%

Broadcom	3,614	5,802,386

Microsoft	14,850	6,637,208

Oracle	17,565	2,480,178

QUALCOMM	29,747	5,925,007

Seagate Technology Holdings	50,192	5,183,328

Texas Instruments	12,395	2,411,199

		28,439,306

Utilities — 14.4%

American Electric Power	74,688	6,553,125

CMS Energy	43,699	2,601,402

Duke Energy	64,210	6,435,768

NextEra Energy	52,053	3,685,873

Southern	58,731	4,555,764

		23,831,932

TOTAL UNITED STATES		143,625,167

Total Common Stock (Cost $142,517,200)		163,461,005

Total Investments— 98.7% (Cost $142,517,200)		$163,461,005

Percentages are based on Net Assets of $165,639,944.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

GQG-QH-004-0700